Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2018
Comprehensive Income (Loss) [Abstract]
Comprehensive Income (Loss)

Note 16. Comprehensive Income (Loss)

Comprehensive income (loss), which primarily includes net income (loss), unrealized gain on marketable securities and unrealized gain (loss) on derivative instruments is disclosed in the accompanying consolidated and combined statements of operations and comprehensive income and consolidated and combined statements of equity.

The following tables summarize the activity in accumulated other comprehensive income (loss), net of the related tax effects.

Unrealized
Gains (Losses)
	Unrealized	on Available
	Loss	-for-Sale
(In millions)	on Derivatives	Securities	Total
Balance as of December 31, 2016	$—	$—	$—
Other comprehensive income (loss) before reclassifications:
Pre-tax amount	—	—	—
Tax provision (benefit)	—	—	—
After-tax amount	—	—	—
Amounts reclassified from accumulated other comprehensive income (loss)(1)	—	—	—
Net current period other comprehensive income (loss)	—	—	—
Balance as of December 31, 2017	$—	$—	$—
Other comprehensive income (loss) before reclassifications:
Pre-tax amount	(12)	—	(12)
Tax provision (benefit)	(3)	—	(3)
After-tax amount	(10)	—	(10)
Amounts reclassified from accumulated other comprehensive income (loss)(1)	—	—	—
Net current period other comprehensive loss	(9)	—	(9)
Balance as of December 31, 2018	$(9)	$—	$(9)

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(1)	Amounts are net of tax. See reclassifications out of AOCI below for further details.

Reclassifications out of AOCI included the following components for the periods indicated.

	Amounts Reclassified from Accumulated
	Other Comprehensive Income (Loss)
	As of December 31,			Consolidated and Combined Statements of
(In millions)	2018	2017	2016	Operations and Comprehensive Income Location
Loss on interest rate swap contracts	$—	$—	$—	Interest expense
Impact of income taxes	—	—	—	Provision for income taxes
Total reclassifications related to derivatives	$—	$—	$—
Gains (losses) on available-for-sale securities	$—	$—	$3	Interest and net investment income
Impact of income taxes	—	—	(1)	Provision for income taxes
Total reclassifications related to securities	$—	$—	$2
Total reclassifications for the period	$—	$—	$2